SEC Registration Nos.
Nos. 811-03416 and 002-76510

 ______________________________________________________________________________
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

  ______________________________________________________________________________
FORM N-1A
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 108	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 108	☒

 ______________________________________________________________________________

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

  ______________________________________________________________________________
4550 Montgomery Avenue Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (301) 951-4800

  ______________________________________________________________________________
John H. Streur
4550 Montgomery Avenue Bethesda, Maryland 20814
(Name and Address of Agent for Service)

 ______________________________________________________________________________

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph(a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2)of rule 485.

 EXPLANTORY NOTE

This post-effective amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective Amendment No. 107 to this Registration Statement, as filed on February 01, 2016.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 23rd day of February 2016.

THE CALVERT FUND

By:	**
John H. Streur President and Trustee
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 23rd day of February 2016 by the following persons in the capacities indicated.

Signature	Title

** John H. Streur	President and Trustee (Principal Executive Officer)

** Vicki L. Benjamin	Treasurer (Principal Financial Officer)

** Richard L. Baird, Jr.	Trustee

** Douglas E. Feldman	Trustee

** John G. Guffey, Jr.	Trustee

** M. Charito Kruvant	Trustee

** D. Wayne Silby	Trustee

** Anthony A. Williams	Trustee

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No.106, dated February 01, 2016, accession number 0000701039-16-000120.

The Calvert Fund
Post-Effective Amendment No. 108
Registration No. 002-76510
EXHIBIT INDEX

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase